FAIR VALUE MEASUREMENTS: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2008	Dec. 31, 2010
Available for Sale:
Amortized Cost	$ 65,844		$ 35,539
Fair Value	65,288		33,953
Unrealized Gains	402		49
Unrealized Losses	(958)		(1,635)
Auction rate security
Available for Sale:
Amortized Cost	8,410		8,410
Fair Value	7,453		6,775
Unrealized Losses	(957)		(1,635)
Available for sale, non-current	7,453		6,775
Other than temporary impairment		5,140
Temporary decline in market value of auction rate securities	957
Auction rate securities, par value	13,550
Minimum period estimated by the entity for the ARS market to improve (in months)	12
Municipal bonds
Available for Sale:
Amortized Cost	57,389		27,073
Fair Value	57,791		27,122
Unrealized Gains	402		49
Mutual funds
Available for Sale:
Amortized Cost	45		56
Fair Value	44		56
Unrealized Losses	$ (1)